ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 21, 2022	Feb. 26, 2021	Feb. 12, 2021	Jan. 26, 2021
Working Capital Deficit	$ 11,903,457	$ 1,714,938
Membership interest	51.00%	51.00%
Cash	$ 2,390,474	$ 191,485	$ 198,473
Net income (loss)	$ (4,749,073)	(5,763,947)	$ (4,444,505)
Net loss		$ (5,373,015)
Equity ownership, percentage						51.00%
Boston Solar [Member]
Membership interest	80.10%			80.10%
Preferred Stock Class A
Equity ownership, percentage	51.00%	51.00%
Class C convertible preferred stock [Member]
Membership interest		51.00%			51.00%
Class D convertible preferred stock [Member]
Membership interest	90.00%	90.00%
Class C Convertible Preferred Stock [Member]
Membership interest					51.00%
Warrant
Membership interest	100.00%	100.00%					100.00%
Equity ownership, percentage							100.00%